Member's Deficit - Summary of Members' Deficit Balances By Class of Equity (Detail) - Predecessor $ in Thousands	Dec. 31, 2017 USD ($)
Temporary Equity [Line Items]
Capital units	$ (102,164)
Class A Units
Temporary Equity [Line Items]
Capital units	(98,757)
Class B Units
Temporary Equity [Line Items]
Capital units	(51,130)
Class C Units
Temporary Equity [Line Items]
Capital units	381
Class D Units
Temporary Equity [Line Items]
Capital units	(14,782)
Class E Units
Temporary Equity [Line Items]
Capital units	$ 62,124